RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	0.50%
Accrued Management Fees	$ 48,686,899	$ 50,628,768
Series Thirty Three [Member]
Related Party Transaction [Line Items]
Repayment Of Advance From Affiliate	54,660
Series Forty [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate		10,775
Repayment Of Advance From Affiliate	370,404
Series Forty One [Member]
Related Party Transaction [Line Items]
Repayment Of Advance From Affiliate	359,757
Series Forty Two [Member]
Related Party Transaction [Line Items]
Repayment Of Advance From Affiliate	221,615
Series Forty Four [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate	103,171	76,125
Series Forty Five [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate	$ 14,906	$ 14,188